Valuation adjustments - Breakdown by type - Available-for-sale (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial instruments
Net Valuation Gains (Losses)	$ 1,932	$ (3,505)	$ (196)
Financial assets available-for-sale	165,742	154,644
Debt instruments.
Financial instruments
Valuation Gains	2,784	498
Valuation Losses	(849)	(3,951)
Net Valuation Gains (Losses)	1,935	(3,453)	(192)
Financial assets available-for-sale	164,947	154,318
Equity instruments.
Financial instruments
Valuation Gains	23	1
Valuation Losses	(26)	(53)
Net Valuation Gains (Losses)	(3)	(52)	(4)
Financial assets available-for-sale	$ 795	$ 326	$ 348	$ 311